SHARE-BASED PAYMENTS - Schedule of Share-based Payment Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	$ 6,937	$ 4,953	$ 3,607
Share options expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	1,893	1,963	3,124
RSU expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	4,408	2,479	0
Restricted shares expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	569	475	483
Other share based related expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	$ 67	$ 36	$ 0